Note 9 - Employee Benefits (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Health Insurance Coverage Expense		$ 3,165,736	$ 3,549,189	$ 3,479,447
Defined Contribution Plan, Employer Discretionary Contribution Amount		66,804	68,467	68,502
Share-based Payment Arrangement, Expense		$ 142,242	$ 980,549	2,224,620
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)		0	0
Services and Performance Based Shares [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		1 year 9 months 18 days
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 394,000
The 2017 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in shares)	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)		362,000
The 2017 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)		83,880
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)		1 year
Deferred Compensation Arrangement with Individual, Allocated Share-based Compensation Expense		$ 131,162	$ 124,838	$ 96,407
The 2017 Stock Incentive Plan [Member] | Restricted Stock [Member] | Non-employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)		58,880	30,360	35,810
The 2017 Stock Incentive Plan [Member] | Restricted Stock [Member] | Consultant [Member]
Share-based Payment Arrangement, Expense		$ 15,266	$ 11,918	$ 10,696
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)		25,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)		5 years